Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Operating Segments [Line Items]
Segment reporting
Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy Group Items UBS Group
For the six months ended 30 June 2026
Net interest income 3,714 2,692 (28) (1,046) (45) (570) 4,718
Non-interest income 10,504 2,309 1,556 8,826 78 (47) 23,225
Total revenues 14,218 5,001 1,528 7,781 33 (617) 27,943
Credit loss expense / (release) 7 147 0 110 (74) 1 191
Operating expenses 10,536 2,957 1,097 5,315 465 (52) 20,319
Operating profit / (loss) before tax 3,675 1,897 430 2,355 (358) (565) 7,434
Tax expense / (benefit) 1,568
Net profit / (loss) 5,866
As of 30 June 2026
Total assets 591,529 472,891 29,077 576,284 19,894 17,608 1,707,284
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy Group Items UBS Group
For the six months ended 30 June 2025
Net interest income 3,413 2,605 (34) (1,575) (23) (791) 3,595
Non-interest income 9,309 1,941 1,547 7,724 225 327 21,074
Total revenues 12,722 4,547 1,513 6,149 202 (465) 24,668
Credit loss expense / (release) 9 167 0 83 6 (1) 263
Operating expenses 10,150 3,078 1,224 4,788 838 2 20,080
Operating profit / (loss) before tax 2,563 1,302 289 1,279 (642) (465) 4,325
Tax expense / (benefit) 221
Net profit / (loss) 4,105
As of 31 December 2025
Total assets 578,394 479,956 27,357 488,964 25,376 17,380 1,617,427